Risk Management and Report (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management and Report Disclosure [Abstract]
Schedule of Credit Risk Exposure Per Balance Sheet Item, Including Derivatives, Detailed by Both Geographic Region and Industry Sector

The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2024:

	Chile	United States	England	Brazil	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets

Cash and Due from Banks	1,928,373	652,953	20,508	8	97,234	2,699,076

Financial assets held for trading at fair value through profit or loss

Derivative contracts Financial
Forwards (*)	161,046	4,215	30,380	—	32,029	227,670
Swaps (**)	927,824	57,428	917,837	—	167,392	2,070,481
Call Options	3,937	—	1,012	—	—	4,949
Put Options	250	—	3	—	—	253
Futures	—	—	—	—	—	—
Subtotal	1,093,057	61,643	949,232	—	199,421	2,303,353

Debt Financial Instruments
From the Chilean Government and Central Bank	1,495,457	—	—	—	—	1,495,457
Other debt financial instruments issued in Chile	217,948	—	—	—	—	217,948
Financial debt instruments issued Abroad	—	976	—	—	—	976
Subtotal	1,713,405	976	—	—	—	1,714,381

Others Financial Instruments
Investments in mutual funds	408,121	—	—	—	—	408,121
Equity instruments	1,039	—	—	—	—	1,039
Others	1,930	599	—	—	—	2,529
Subtotal	411,090	599	—	—	—	411,689

Financial Assets at fair value through other comprehensive income

Debt Financial Instruments
From the Chilean Government and Central Bank	660,777	—	—	—	—	660,777
Other debt financial instruments issued in Chile	1,375,630	—	—	—	—	1,375,630
Financial debt instruments issued Abroad	—	51,938	—	—	—	51,938
Subtotal	2,036,407	51,938	—	—	—	2,088,345

Equity Instruments
Equity instruments issued in Chile	7,277	—	—	—	—	7,277
Equity instruments issued by foreign institutions	—	—	—	—	2,215	2,215
Subtotal	7,277	—	—	—	2,215	9,492

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—
Swaps	—	28,599	40,794	—	4,566	73,959
Call Options	—	—	—	—	—	—
Put Options	—	—	—	—	—	—
Futures	—	—	—	—	—	—
Subtotal	—	28,599	40,794	—	4,566	73,959

Financial assets at amortized cost Rights by resale agreements and securities lending	87,291	—	—	—	—	87,291

Debt Financial Instruments
From the Chilean Government and Central Bank	944,109	—	—	—	—	944,109
Subtotal	944,109	—	—	—	—	944,109

Loans and advances to Banks
Central Bank of Chile	—	—	—	—	—	—
Domestic banks	300,042	—	—	—	—	300,042
Foreign banks (***)	—	—	—	269,191	98,470	367,661
Subtotal	300,042	—	—	269,191	98,470	667,703

Loans to Customers, Net
Commercial loans	20,028,110	—	—	—	119,870	20,147,980
Residential mortgage loans	13,233,327	—	—	—	—	13,233,327
Consumer loans	5,554,989	—	—	—	—	5,554,989
Subtotal	38,816,426	—	—	—	119,870	38,936,296

(*)	Others includes: France Ch$28,892 million and Spain Ch$2,313 million.
(**)	Others includes: France Ch$43,194 million, Spain Ch$31,437 million and Canada Ch$92,761 million.
(***)	Others includes: China Ch$32,260 million and Netherlands Ch$26,931 million.
	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and Due from Banks	1,036,476	—	—	1,662,600	—	—	—	—	—	—	—	—	—	—	2,699,076

Financial Assets held for trading at fair value through profit or loss
Derivative contracts Financial
Forwards	—	—	—	199,429	3,890	13,094	200	2,394	5,024	315	1,183	638	1,503	—	227,670
Swaps	—	—	—	1,972,003	1,079	7,970	—	13,947	23,613	1,756	37,459	7,758	4,896	—	2,070,481
Call Options	—	—	—	1,182	1,036	1,159	—	—	1,483	—	76	—	13	—	4,949
Put Options	—	—	—	90	137	26	—	—	—	—	—	—	—	—	253
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	2,172,704	6,142	22,249	200	16,341	30,120	2,071	38,718	8,396	6,412	—	2,303,353

Debt Financial Instruments
From the Chilean Government and Central Bank	1,217,317	278,140	—	—	—	—	—	—	—	—	—	—	—	—	1,495,457
Other debt financial instruments issued in Chile	—	—	—	217,948	—	—	—	—	—	—	—	—	—	—	217,948
Financial debt instruments issued Abroad	—	—	—	976	—	—	—	—	—	—	—	—	—	—	976
Subtotal	1,217,317	278,140	—	218,924	—	—	—	—	—	—	—	—	—	—	1,714,381

Others Financial Instruments
Investments in mutual funds	—	—	—	408,121	—	—	—	—	—	—	—	—	—	—	408,121
Equity instruments	—	—	—	1,039	—	—	—	—	—	—	—	—	—	—	1,039
Others	—	—	—	2,529	—	—	—	—	—	—	—	—	—	—	2,529
Subtotal	—	—	—	411,689	—	—	—	—	—	—	—	—	—	—	411,689

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments
From the Chilean Government and Central Bank	—	660,777	—	—	—	—	—	—	—	—	—	—	—	—	660,777
Other debt financial instruments issued in Chile	—	—	—	1,342,558	5,202	—	—	11,315	11,503	—	5,052	—	—	—	1,375,630
Financial debt instruments issued Abroad	—	—	—	51,938	—	—	—	—	—	—	—	—	—	—	51,938
Subtotal	—	660,777	—	1,394,496	5,202	—	—	11,315	11,503	—	5,052	—	—	—	2,088,345

Equity Instruments
Equity instruments issued in Chile	—	—	—	7,277	—	—	—	—	—	—	—	—	—	—	7,277
Equity instruments issued by foreign institutions	—	—	—	2,215	—	—	—	—	—	—	—	—	—	—	2,215
Subtotal	—	—	—	9,492	—	—	—	—	—	—	—	—	—	—	9,492

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	—	—	—	73,959	—	—	—	—	—	—	—	—	—	—	73,959
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	73,959	—	—	—	—	—	—	—	—	—	—	73,959

Financial assets at amortized cost (*)
Rights by resale agreements	—	—	—	82,505	—	—	—	—	—	—	—	—	4,786	—	87,291

Debt financial instruments
From the Chilean Government and Central Bank	—	944,109	—	—	—	—	—	—	—	—	—	—	—	—	944,109
Subtotal	—	944,109	—	—	—	—	—	—	—	—	—	—	—	—	944,109

Loans and advances to Banks
Central Bank of Chile	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Domestic banks	—	—	—	300,042	—	—	—	—	—	—	—	—	—	—	300,042
Foreign banks	—	—	—	367,661	—	—	—	—	—	—	—	—	—	—	367,661
Subtotal	—	—	—	667,703	—	—	—	—	—	—	—	—	—	—	667,703

(*)	Economic activity of Loans and accounts receivable from customers disclosed in Note No. 11 e).

The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2023:

	Chile	United States	England	Brazil	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets

Cash and Due from Banks	1,536,512	811,198	27,492	9	89,437	2,464,648

Financial assets held for trading at fair value through profit or loss

Derivative contracts Financial
Forwards (*)	129,760	13,712	27,450	—	41,717	212,639
Swaps (**)	739,444	59,478	856,718	—	162,515	1,818,155
Call Options	1,939	248	955	—	293	3,435
Put Options	542	70	654	—	45	1,311
Futures	—	—	—	—	—	—
Subtotal	871,685	73,508	885,777	—	204,570	2,035,540

Debt Financial Instruments
From the Chilean Government and Central Bank	3,027,313	—	—	—	—	3,027,313
Other debt financial instruments issued in Chile	336,311	—	—	—	—	336,311
Financial debt instruments issued Abroad	—	—	—	—	—	—
Subtotal	3,363,624	—	—	—	—	3,363,624

Others Financial Instruments
Investments in mutual funds	405,752	—	—	—	—	405,752
Equity instruments	2,058	485	—	—	—	2,543
Others	844	145	—	—	44	1,033
Subtotal	408,654	630	—	—	44	409,328

Financial Assets at fair value through other comprehensive income

Debt Financial Instruments
From the Chilean Government and Central Bank	1,837,652	—	—	—	—	1,837,652
Other debt financial instruments issued in Chile	1,741,665	—	—	—	—	1,741,665
Financial debt instruments issued Abroad	—	207,208	—	—	—	207,208
Subtotal	3,579,317	207,208	—	—	—	3,786,525

Equity Instruments
Equity instruments issued in Chile	10,601	—	—	—	—	10,601
Equity instruments issued by foreign institutions	—	—	—	—	1,311	1,311
Subtotal	10,601	—	—	—	1,311	11,912

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—
Swaps	—	11,975	18,712	—	18,378	49,065
Call Options	—	—	—	—	—	—
Put Options	—	—	—	—	—	—
Futures	—	—	—	—	—	—
Subtotal	—	11,975	18,712	—	18,378	49,065

Financial assets at amortized cost Rights by resale agreements and securities lending	71,822	—	—	—	—	71,822

Debt Financial Instruments
From the Chilean Government and Central Bank	1,431,141	—	—	—	—	1,431,141
Subtotal	1,431,141	—	—	—	—	1,431,141

Loans and advances to Banks
Central Bank of Chile	2,100,933	—	—	—	—	2,100,933
Domestic banks	—	—	—	—	—	—
Foreign Banks (***)	—	—	436	205,362	213,200	418,998
Subtotal	2,100,933	—	436	205,362	213,200	2,519,931

Loans to Customers, Net
Commercial loans	20,008,787	—	—	—	21,257	20,030,044
Residential mortgage loans	12,310,768	—	—	—	—	12,310,768
Consumer loans	5,310,462	—	—	—	—	5,310,462
Subtotal	37,630,017	—	—	—	21,257	37,651,274

(*)	Others includes: France Ch$33,034 million and Spain Ch$7 million.
(**)	Others includes: France Ch$38,199 million and Spain Ch$31,881 million.
(***)	Others includes: China Ch$109,229 million.
	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and Due from Banks	590,426	—	—	1,874,222	—	—	—	—	—	—	—	—	—	—	2,464,648

Financial Assets held for trading at fair value through profit or loss
Derivative contracts Financial
Forwards	—	—	—	124,808	15,853	6,396	132	1,834	3,529	3	1,074	1,589	57,421	—	212,639
Swaps	—	—	243	1,739,380	2,610	10,797	—	15,664	3,848	2,609	24,116	14,914	3,974	—	1,818,155
Call Options	—	—	—	1,899	422	252	—	—	834	—	—	—	28	—	3,435
Put Options	—	—	—	809	277	212	—	—	—	—	—	—	13	—	1,311
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	243	1,866,896	19,162	17,657	132	17,498	8,211	2,612	25,190	16,503	61,436	—	2,035,540

Debt Financial Instruments
From the Chilean Government and Central Bank	2,799,442	227,871	—	—	—	—	—	—	—	—	—	—	—	—	3,027,313
Other debt financial instruments issued in Chile	—	—	—	336,311	—	—	—	—	—	—	—	—	—	—	336,311
Financial debt instruments issued Abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	2,799,442	227,871	—	336,311	—	—	—	—	—	—	—	—	—	—	3,363,624

Others Financial Instruments
Investments in mutual funds	—	—	—	405,752	—	—	—	—	—	—	—	—	—	—	405,752
Equity instruments	—	—	—	2,543	—	—	—	—	—	—	—	—	—	—	2,543
Others	—	—	—	1,033	—	—	—	—	—	—	—	—	—	—	1,033
Subtotal	—	—	—	409,328	—	—	—	—	—	—	—	—	—	—	409,328

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments
From the Chilean Government and Central Bank	473,642	1,364,010	—	—	—	—	—	—	—	—	—	—	—	—	1,837,652
Other debt financial instruments issued in Chile	—	—	—	1,457,305	17,791	—	—	12,507	7,277	—	4,837	—	—	241,948	1,741,665
Financial debt instruments issued Abroad	—	—	—	207,208	—	—	—	—	—	—	—	—	—	—	207,208
Subtotal	473,642	1,364,010	—	1,664,513	17,791	—	—	12,507	7,277	—	4,837	—	—	241,948	3,786,525

Equity Instruments
Equity instruments issued in Chile	—	—	—	10,601	—	—	—	—	—	—	—	—	—	—	10,601
Equity instruments issued by foreign institutions	—	—	—	1,311	—	—	—	—	—	—	—	—	—	—	1,311
Subtotal	—	—	—	11,912	—	—	—	—	—	—	—	—	—	—	11,912

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	—	—	—	49,065	—	—	—	—	—	—	—	—	—	—	49,065
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	49,065	—	—	—	—	—	—	—	—	—	—	49,065

Financial assets at amortized cost (*) Rights by resale agreements	—	—	—	54,329	—	—	—	—	—	—	—	—	15,189	2,304	71,822

Debt financial instruments
From the Chilean Government and Central Bank	507,261	923,880	—	—	—	—	—	—	—	—	—	—	—	—	1,431,141
Subtotal	507,261	923,880	—	—	—	—	—	—	—	—	—	—	—	—	1,431,141

Loans and advances to Banks
Central Bank of Chile	2,100,933	—	—	—	—	—	—	—	—	—	—	—	—	—	2,100,933
Domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign banks	—	—	—	418,998	—	—	—	—	—	—	—	—	—	—	418,998
Subtotal	2,100,933	—	—	418,998	—	—	—	—	—	—	—	—	—	—	2,519,931

Schedule of Guarantees Values

The following table contains guarantees values as of December 31, 2024 and 2023:

	Maximum exposure to	Fair value of collateral and credit enhancements held as of December 31, 2024
Loans to customers:	credit risk	Mortgages	Pledge	Securities	Warrants	Net collateral	Net exposure
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	15,288,676	3,985,392	137,504	559,132	1,345	4,683,373	10,605,303
Small business lending	4,859,304	3,465,474	14,464	10,240	—	3,490,178	1,369,126
Consumer lending	5,554,989	387,195	552	2,500	—	390,247	5,164,742
Mortgage lending	13,233,327	12,711,594	120	—	—	12,711,714	521,613
Total	38,936,296	20,549,655	152,640	571,872	1,345	21,275,512	17,660,784

	Maximum exposure to	Fair value of collateral and credit enhancements held as of December 31, 2023
Loans to customers:	credit risk	Mortgages	Pledge	Securities	Warrants	Net collateral	Net exposure
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	15,159,292	4,157,394	204,423	610,957	3,503	4,976,277	10,183,015
Small business lending	4,870,752	3,330,145	16,097	10,464	—	3,356,706	1,514,046
Consumer lending	5,310,462	363,923	607	2,633	—	367,163	4,943,299
Mortgage lending	12,310,768	10,510,587	125	301	—	10,511,013	1,799,755
Total	37,651,274	18,362,049	221,252	624,355	3,503	19,211,159	18,440,115

Schedule of Aging Analysis of Loans

Below is the detail of the default but not impaired portfolio:

		Past due but not impaired(*)
	Neither past due nor impaired	Up to 30 days	Over 30 days and up to 60 days	Over 60 days and up to 90 days	Over 90 days	Total
As of December 31,	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
2024	36,465,961	837,539	207,800	70,974	498	37,582,772
2023	35,450,737	729,515	201,414	65,073	344	36,447,083

(*)	These amounts include the overdue portion and the remaining balance of loans in default.

Schedule of Book Value of Loans with Renegotiated Terms

The following table details the book value of loans with renegotiated terms per financial asset class:

	2024	2023
Financial assets	MCh$	MCh$
Loans and advances to banks
Domestic banks	—	—
Foreign banks	—	—
Subtotal	—	—
Loans to Customers at amortized cost
Commercial loans	484,156	445,462
Residential mortgage loans	299,599	266,920
Consumer loans	369,183	306,632
Subtotal	1,152,938	1,019,014
Total renegotiated financial assets	1,152,938	1,019,014

Schedule of Amortized Costs and Net Loss of Modified Financial Assets

The table below includes Stage 2 and 3 assets that were modified and, therefore, treated as forborne during the 2024 period, with the related modification loss suffered by the Bank.

2024
MCh$
Amortized costs of financial assets modified during the period	617,618
Net modification loss	132,407

Schedule of Gross Carrying Amount Previously Modified Financial Assets

The table below shows the gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month Expected Credit Losses (12mECL) measurement during the 2024 period:

	December 31, 2024
	Post modification		Pre-modification
	Gross carrying amount	Corresponding ECL	Gross carrying amount	Corresponding ECL
	MCh$	MCh$	MCh$	MCh$
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)	56,979	3,600	57,790	16,899
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured	29,400	7,525	29,389	3,381

Schedule of credit limit granted to debtors

Below are detailed the figures for compliance with the credit limit granted to debtors related to the ownership or management of the Bank and subsidiaries, in accordance with the Article 84 No. 2 of the General Banking Law, which establishes that in no case the total of these credits may exceed the amount of its Total or Regulatory Capital:

	December 2024	December 2023
	MCh$	MCh$
Total related debt	579,923	476,459
Consolidated Total or Regulatory Capital	6,955,292	6,578,584
Limit used %	8.34%	7.24%

Schedule of use of MAR

The use of December within 2024 is illustrated below (LCCY = local currency; FCCY = foreign currency):

	MAR LCCY + FCCY BCh$		MAR FCCY MUS$
	1 – 30 days	1 – 90 days		1 –30 days
Maximum	2,776	4,487	Maximum	842
Minimum	567	2,826	Minimum	(358)
Average	1,602	3,771	Average	191

Schedule of use of Cross Currency Funding	The use of Cross Currency Funding within year 2024 is illustrated below:
Cross Currency Funding MUS$
Maximum	1,471
Minimum	112
Average	737

Schedule of Financial Ratios

The evolution over time of the statement of financial ratios of the Bank is monitored in order to detect structural changes in the characteristics of the balance sheet, such as those presented in the following table and whose relevant values of use during the year 2024 are shown below:

	Funding Financial Counterparties / Assets	Deposits/ Loans
Maximum	35%	65%
Minimum	31%	60%
Average	33%	63%

Schedules for Calculation of C46 Regulatory Information

The use of this index in year 2024 is illustrated below:

	Adjusted C46 CCY and FCCY as part of Basic Capital		Adjusted C46 FCCY as part of Basic Capital
	1 – 30 days	1 – 90 days	1 – 30 days
Maximum	0.28	0.19	0.17
Minimum	(0.12)	(0.15)	0.05
Average	0.09	0.04	0.11
Regulatory Limit	N/A	N/A	1.0

Schedules of Consolidated Term Liquidity

The individual and consolidated term liquidity gap are presented below:

CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days
Cash flow receivable (assets) and income	7,290,736	9,752,494	10,718,420	14,322,153
Cash flow payable (liabilities) and expenses	18,893,992	21,207,713	24,766,475	28,547,005
Liquidity Gap	11,603,256	11,455,219	14,048,055	14,224,852

FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days
Cash flow receivable (assets) and income	1,242,712	1,583,584	1,498,776	2,131,992
Cash flow payable (liabilities) and expenses	2,560,748	2,817,984	3,299,602	3,820,926
Liquidity Gap	1,318,036	1,234,400	1,800,826	1,688,934

Limits:
One time capital			5,511,914
AVAILABLE MARGIN			3,711,088
CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days
Cash flow receivable (assets) and income	7,043,117	9,088,648	9,541,175	11,898,750
Cash flow payable (liabilities) and expenses	8,785,409	9,593,756	10,977,748	13,128,996
Liquidity Gap	1,742,292	505,108	1,436,573	1,230,246

FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days
Cash flow receivable (assets) and income	1,179,186	1,361,969	1,131,049	1,314,079
Cash flow payable (liabilities) and expenses	1,534,143	1,691,583	2,013,567	2,441,066
Liquidity Gap	354,957	329,614	882,518	1,126,987

Limits:
One time capital			5,511,914
AVAILABLE MARGIN			4,629,396
CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days
Cash flow receivable (assets) and income	7,979,272	10,473,524	11,457,478	15,093,148
Cash flow payable (liabilities) and expenses	19,404,673	21,718,394	25,279,940	29,060,535
Liquidity Gap	11,425,401	11,244,870	13,822,462	13,967,387

FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days
Cash flow receivable (assets) and income	1,242,777	1,583,650	1,498,841	2,132,057
Cash flow payable (liabilities) and expenses	2,560,748	2,817,984	3,299,602	3,820,992
Liquidity Gap	1,317,971	1,234,334	1,800,761	1,688,935

Limits:
One time capital			5,511,914
AVAILABLE MARGIN			3,711,153
CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days
Cash flow receivable (assets) and income	7,731,653	9,809,678	10,280,233	12,669,745
Cash flow payable (liabilities) and expenses	9,296,090	10,104,437	11,491,213	13,642,526
Liquidity Gap	1,564,437	294,759	1,210,980	972,781

FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days
Cash flow receivable (assets) and income	1,179,252	1,362,035	1,131,114	1,314,144
Cash flow payable (liabilities) and expenses	1,534,143	1,691,583	2,013,567	2,441,132
Liquidity Gap	354,891	329,548	882,453	1,126,988

Limits:
One time capital			5,511,914
AVAILABLE MARGIN			4,629,461

Schedule of Evolution of the LCR and NSFR	The evolution of the LCR and NSFR metrics during the year 2024 are shown below:
	LCR	NSFR

Maximum	2.56	1.25
Minimum	1.94	1.20
Average	2.25	1.22
Regulatory Limit	1.0	0.8	(*)

(*)	By transitory disposition of the Central Bank of Chile, in Chapter III.B.2.1 of the Compendium of Accounting Standards for Banks, this limit will gradually increase until reaching 1.0 in January 2026.

Schedule of Contractual Maturity Profile of the Financial Liabilities

The contractual maturity profile of the financial liabilities of Banco de Chile and its subsidiaries (consolidated basis), to December 2024 and 2023, is as follows:

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2024
Transactions in the course of payment	283,605	—	—	—	—	—	283,605
Full delivery derivative transactions	728,329	328,138	972,304	1,202,183	861,833	1,490,511	5,583,298
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,263,303	—	—	—	—	—	14,263,303
Saving accounts and time deposits	9,437,781	2,670,440	2,138,233	56,593	450	562	14,304,059
Obligations by repurchase agreements and securities lending	109,280	66	527	—	—	—	109,873
Borrowings from financial institutions	22,207	159,438	921,822	—	—	—	1,103,467
Debt financial instruments issued (all currencies)	13,893	158,375	1,178,285	2,983,446	2,328,034	4,472,111	11,134,144
Other financial obligations	284,479	—	—	—	—	—	284,479
Financial instruments of regulatory capital issued (subordinated bonds)	3,140	—	48,654	92,974	89,437	1,153,294	1,387,499
Total (excluding non-delivery derivative transactions)	25,146,017	3,316,457	5,259,825	4,335,196	3,279,754	7,116,478	48,453,727

Non-delivery derivative transactions	153,172	399,612	1,201,809	1,385,711	894,295	1,912,040	5,946,639

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2023
Transactions in the course of payment	356,871	—	—	—	—	—	356,871
Full delivery derivative transactions	449,301	883,862	946,696	1,138,243	738,806	1,481,105	5,638,013
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,321,660	—	—	—	—	—	13,321,660
Saving accounts and time deposits	10,432,630	3,515,344	1,517,789	66,062	595	542	15,532,962
Obligations by repurchase agreements and securities lending	156,846	158	—	—	—	—	157,004
Borrowings from financial institutions	44,475	65,210	5,079,495	157,383	—	—	5,346,563
Debt financial instruments issued (all currencies)	55,897	196,986	1,097,658	2,537,939	2,351,864	4,422,665	10,663,009
Other financial obligations	338,891	—	24	—	—	—	338,915
Financial instruments of regulatory capital issued (subordinated bonds)	3,006	—	46,575	95,774	85,615	1,146,822	1,377,792
Total (excluding non-delivery derivative transactions)	25,159,577	4,661,560	8,688,237	3,995,401	3,176,880	7,051,134	52,732,789

Non-delivery derivative transactions	339,148	339,427	1,033,954	1,245,586	964,056	1,879,807	5,801,978

Schedule of Use of Var	The use of VaR within year 2024 is illustrated below:
Value-at-Risk 99% one-day confidence level
MCh$
Maximum	2,605
Minimum	334
Average	1,078

Schedule of Use of Ear	The use of EaR within year 2024 is illustrated below:
12- months Earnings-at- Risk 99% confidence level 3 months closing period
MCh$
Maximum	260,728
Minimum	175,971
Average	242,263

Schedule of Interest Rate Cash-Flows of the Banking Book

The following table illustrates the interest rate cash-flows of the Banking Book, considering the interest rate repricing dates on an individual basis, as of December 31, 2024 and 2023:

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2024
Cash and due from banks	2,677,676	—	—	—	—	—	2,677,676
Transactions in the course of collection	382,677	—	—	—	—	—	382,677
Financial assets at fair value through other comprehensive income:
Debt financial instruments	143,990	272,612	867,605	490,101	217,174	96,808	2,088,290
Derivative financial instruments for hedging purposes	747	8,544	311,890	442,555	337,594	893,516	1,994,846
Financial assets at amortized cost:
Rights by resale agreements and securities lending	—	—	—	—	—	—	—
Debt financial instruments	—	25,951	11,478	500,385	159,001	306,586	1,003,401
Loans and advances to Banks	398,595	58,098	216,769	—	—	—	673,462
Loans to customers, net	5,417,405	3,126,005	8,684,037	8,875,282	5,369,386	15,070,223	46,542,338
Total Assets	9,021,090	3,491,210	10,091,779	10,308,323	6,083,155	16,367,133	55,362,690

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2023
Cash and due from banks	2,441,580	—	—	—	—	—	2,441,580
Transactions in the course of collection	403,734	—	—	—	—	—	403,734
Financial assets at fair value through other comprehensive income:
Debt financial instruments	282,697	748,488	1,864,717	461,590	270,129	157,313	3,784,934
Derivative financial instruments for hedging purposes	773	5,738	208,234	328,274	531,229	929,754	2,004,002
Financial assets at amortized cost:
Rights by resale agreements and securities lending	74,796	—	—	—	—	—	74,796
Debt financial instruments		9,012	530,044	503,956	159,932	312,570	1,515,514
Loans and advances to Banks	2,216,985	74,312	233,533				2,524,830
Loans to customers, net	5,464,339	2,859,489	8,212,594	9,064,150	5,082,957	14,106,472	44,790,001
Total Assets	10,884,904	3,697,039	11,049,122	10,357,970	6,044,247	15,506,109	57,539,391
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2024
Transactions in the course of payment	297,983	—	—	—	—	—	297,983
Derivative Financial Instruments for hedging purposes	1,588	2,755	303,336	381,790	343,096	1,133,338	2,165,903
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,287,507	—	—	—	—	—	14,287,507
Saving accounts and time deposits	9,437,781	2,670,440	2,138,233	56,593	450	562	14,304,059
Obligations by repurchase agreements and securities lending	9,984	—	—	—	—	—	9,984
Borrowings from financial institutions	21,222	159,438	921,822	—	—	—	1,102,482
Debt financial instruments issued (*)	13,893	158,375	1,178,285	2,983,446	2,328,034	4,472,111	11,134,144
Financial instruments of regulatory capital issued (subordinated bonds)	284,479	—	—	—	—	—	284,479
Other liabilities	3,140	—	48,654	92,974	89,437	1,153,294	1,387,499
Total liabilities	24,357,577	2,991,008	4,590,330	3,514,803	2,761,017	6,759,305	44,974,040

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2023
Transactions in the course of payment	317,056	—	—	—	—	—	317,056
Derivative Financial Instruments for hedging purposes	1,508	1,777	179,604	319,178	498,973	1,245,545	2,246,585
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,352,234	—	—	—	—	—	13,352,234
Saving accounts and time deposits	10,432,630	3,515,344	1,517,789	66,062	595	542	15,532,962
Obligations by repurchase agreements and securities lending	10,450	—	—	—	—	—	10,450
Borrowings from financial institutions	44,475	65,210	5,079,495	157,383	—	—	5,346,563
Debt financial instruments issued (*)	55,897	196,986	1,097,658	2,537,939	2,351,864	4,422,665	10,663,009
Financial instruments of regulatory capital issued (subordinated bonds)	3,006	—	46,575	95,774	85,615	1,146,822	1,377,792
Other liabilities	338,891	—	24	—	—	—	338,915
Total liabilities	24,556,147	3,779,317	7,921,145	3,176,336	2,937,047	6,815,574	49,185,566

Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book

The directions or signs of these fluctuations are those that correspond to those that generate the most adverse impact at the aggregate level.

Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book
	CLP Derivatives (bps)	CLP Bonds (bps)	CLF Derivatives (bps)	CLF Bonds (bps)	USD Offshore SOFR Derivatives (bps)	Spread USD On/Off Derivatives (bps)
Less than 1 year	0	238	133	253	(6)	(18)
Greater than 1 year	(15)	133	(18)	125	9	14
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio
	CLP Bonds (bps)	CLF Bonds (bps)	USD Offshore Libor Derivatives SOFR (bps)	Spread USD On/Off Derivatives (bps)
Less than 1 year	318	366	(8)	10
Greater than 1 year	158	215	(9)	0

Schedule of Potential Profit and Loss Impact on Trading Book

The worst impact on the Bank’s Trading Book as of December 31, 2024, as a result of the simulation process described above, is as follows:

Most Adverse Stress Scenario P&L Impact Trading Book (MCh$)
CLP Interest Rate		(12,529)
Derivatives	(602)
Debt instruments	(11,927)
CLF Interest Rate		(3,051)
Derivatives	105
Debt instruments	(3,156)
Interest rate USD offshore		33
Domestic/offshore interest rate spread USD		(123)
Total Interest rates		(15,670)
Banking spread		(58)
Total FX and FX Options		(80)
Total		(15,808)

Schedule of NRFF Impact on Accrual

The impact on the Accrual Book as of December 31, 2024, which does not necessarily mean a net loss(gain) but a greater(lower) net income from funds generation (resulting net interest rate generation), is illustrated below:

Most Adverse Stress Scenario 12-Month Revenue Accrual Book (MCh$)
Impact by Base Interest Rate shocks	(220,830)
Impact due to Spreads Shocks	(44,335)
Higher / (Lower) Net revenues	(265,165)

Schedule of Potential Profit and Loss Impact on FVOCI portfolio

The worst impact on the Bank’s FVOCI portfolio as of December 31, 2024, as a result of the simulation process described above, is as follows:

Most Adverse Stress Scenario P&L Impact FVOCI portfolio (MCh$)
CLP Debt Instrument	(32,904)
CLF Debt Instrument	(60,179)
Interest rate USD offshore	13
Banking spread	(5,027)
Corporative spread	(839)
Total	(98,936)

Schedule of Contracts Susceptible to Offset

Below are detail the contracts susceptible to offset:

	Fair Value		Negative Fair Value of contracts with right to offset		Positive Fair Value of contracts with right to offset		Financial Collateral		Net Fair Value
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivative financial assets	2,377,312	2,084,605	(817,430)	(929,094)	(1,103,430)	(816,453)	(169,344)	(160,125)	287,108	178,900

Derivative financial liabilities	2,585,761	2,356,718	(817,430)	(929,094)	(1,103,430)	(816,453)	(334,897)	(294,410)	330,004	316,737

Schedule of Net Loss, Gross Loss and Recoveries Due to Operational Risk Events

Below is the exposure to net loss, gross loss and recoveries due to operational risk events as of December 31, 2024 and 2023:

	December 2024			December 2023
Category	Lost Gross MCh$	Recoveries MCh$	Lost Net MCh$	Lost Gross MCh$	Recoveries MCh$	Lost Net MCh$
Internal fraud	61	—	61	222	(14)	208
External fraud	26,185	(12,738)	13,447	26,969	(8,918)	18,051
Work practices and safety in the business position	1,707	(17)	1,690	3,034	—	3,034
Customers, products and business practices	673	—	673	1,169	—	1,169
Damage to physical assets	1,170	(152)	1,018	1,208	(161)	1,047
Business interruption and system failures	2,451	(1,549)	902	951	—	951
Execution, delivery and process management	4,175	(24)	4,151	3,182	(609)	2,573
Total	36,422	(14,480)	21,942	36,735	(9,702)	27,033